UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

FORM N-Q

MARCH 31, 2013

CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of Investments (unaudited)	March 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 2.7%
Autoliv Inc.	20,000	$1,382,800
Tenneco Inc.	32,300	1,269,713	*

Total Auto Components		2,652,513

Hotels, Restaurants & Leisure - 1.4%
Wynn Resorts Ltd.	11,100	1,389,276

Household Durables - 5.2%
Mohawk Industries Inc.	16,700	1,889,104	*
NVR Inc.	1,400	1,512,154	*
Whirlpool Corp.	13,500	1,599,210

Total Household Durables		5,000,468

Specialty Retail - 8.4%
Bed Bath & Beyond Inc.	24,500	1,578,290	*
Jos. A. Bank Clothiers Inc.	28,300	1,129,170	*
Ross Stores Inc.	30,100	1,824,662
Signet Jewelers Ltd.	36,000	2,412,000
Tractor Supply Co.	11,900	1,239,147

Total Specialty Retail		8,183,269

TOTAL CONSUMER DISCRETIONARY		17,225,526

CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.6%
Casey’s General Stores Inc.	26,100	1,521,630

ENERGY - 5.4%
Energy Equipment & Services - 3.3%
Noble Corp.	36,000	1,373,400
Oil States International Inc.	22,500	1,835,325	*

Total Energy Equipment & Services		3,208,725

Oil, Gas & Consumable Fuels - 2.1%
Pioneer Natural Resources Co.	16,400	2,037,700

TOTAL ENERGY		5,246,425

FINANCIALS - 19.6%
Capital Markets - 4.3%
Greenhill & Co. Inc.	14,000	747,320
Invesco Ltd.	53,900	1,560,944
Lazard Ltd., Class A	54,800	1,870,324

Total Capital Markets		4,178,588

Commercial Banks - 4.9%
CIT Group Inc.	38,400	1,669,632	*
M&T Bank Corp.	15,700	1,619,612
Signature Bank	18,200	1,433,432	*

Total Commercial Banks		4,722,676

Consumer Finance - 1.6%
SLM Corp.	76,000	1,556,480

Diversified Financial Services - 1.3%
Moody’s Corp.	24,200	1,290,344

Insurance - 3.5%
Arch Capital Group Ltd.	33,300	1,750,581	*
Axis Capital Holdings Ltd.	39,900	1,660,638

Total Insurance		3,411,219

Real Estate Investment Trusts (REITs) - 4.0%
Alexandria Real Estate Equities Inc.	17,900	1,270,542

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 4.0% (continued)
Apartment Investment and Management Co., Class A Shares	50,100	$1,536,066
Health Care REIT Inc.	15,700	1,066,187

Total Real Estate Investment Trusts (REITs)		3,872,795

TOTAL FINANCIALS		19,032,102

HEALTH CARE - 12.4%
Biotechnology - 1.8%
Onyx Pharmaceuticals Inc.	19,600	1,741,656	*

Health Care Equipment & Supplies - 3.7%
Cooper Cos. Inc.	14,000	1,510,320
Teleflex Inc.	3,160	267,052
Zimmer Holdings Inc.	23,600	1,775,192

Total Health Care Equipment & Supplies		3,552,564

Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.	33,900	1,744,155
Humana Inc.	20,100	1,389,111
Mednax Inc.	22,800	2,043,564	*

Total Health Care Providers & Services		5,176,830

Life Sciences Tools & Services - 1.6%
Agilent Technologies Inc.	38,100	1,599,057

TOTAL HEALTH CARE		12,070,107

INDUSTRIALS - 14.0%
Air Freight & Logistics - 0.9%
UTI Worldwide Inc.	60,000	868,800

Airlines - 1.0%
Allegiant Travel Co.	10,900	967,702

Commercial Services & Supplies - 1.6%
Cintas Corp.	36,400	1,606,332

Electrical Equipment - 3.2%
EnerSys	37,200	1,695,576	*
Rockwell Automation Inc.	16,000	1,381,600

Total Electrical Equipment		3,077,176

Machinery - 4.3%
CNH Global NV	38,486	1,590,241
Joy Global Inc.	24,200	1,440,384
Lincoln Electric Holdings Inc.	20,700	1,121,526

Total Machinery		4,152,151

Professional Services - 1.6%
Equifax Inc.	27,100	1,560,689

Trading Companies & Distributors - 1.4%
MSC Industrial Direct Co. Inc., Class A Shares	16,500	1,415,370

TOTAL INDUSTRIALS		13,648,220

INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 1.7%
F5 Networks Inc.	8,800	783,904	*
Juniper Networks Inc.	48,000	889,920	*

Total Communications Equipment		1,673,824

Computers & Peripherals - 1.5%
Seagate Technology PLC	39,900	1,458,744

Electronic Equipment, Instruments & Components - 1.3%
FEI Co.	20,000	1,291,000

IT Services - 3.3%
Alliance Data Systems Corp.	9,600	1,554,144	*
Teradata Corp.	27,600	1,614,876	*

Total IT Services		3,169,020

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.7%
Avago Technologies Ltd.	42,500	$1,526,600
Xilinx Inc.	29,500	1,126,015

Total Semiconductors & Semiconductor Equipment		2,652,615

Software - 5.9%
Amdocs Ltd.	55,300	2,004,625
Autodesk Inc.	27,200	1,121,728	*
Check Point Software Technologies Ltd.	34,200	1,607,058	*
Nuance Communications Inc.	47,300	954,514	*

Total Software		5,687,925

TOTAL INFORMATION TECHNOLOGY		15,933,128

MATERIALS - 6.2%
Chemicals - 2.9%
Methanex Corp.	27,600	1,121,388
Rockwood Holdings Inc.	25,800	1,688,352

Total Chemicals		2,809,740

Containers & Packaging - 3.3%
Crown Holdings Inc.	47,300	1,968,153	*
Rock-Tenn Co., Class A Shares	13,600	1,261,944

Total Containers & Packaging		3,230,097

TOTAL MATERIALS		6,039,837

UTILITIES - 3.7%
Electric Utilities - 1.1%
NV Energy Inc.	53,200	1,065,596

Multi-Utilities - 2.6%
Sempra Energy	18,000	1,438,920
Wisconsin Energy Corp.	24,400	1,046,516

Total Multi-Utilities		2,485,436

TOTAL UTILITIES		3,551,032

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $69,310,054)		94,268,007

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 2.0%
Interest in $91,224,000 joint tri-party repurchase agreement dated 3/28/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,946,043; (Fully collateralized by various U.S. government agency obligations, 0.600% to 0.750% due 2/22/16 to 3/6/17; Market value - $1,984,923) (Cost - $1,946,000)	0.200%	4/1/13	$1,946,000	1,946,000

TOTAL INVESTMENTS - 99.0% (Cost - $71,256,054#)				96,214,007
Other Assets in Excess of Liabilities - 1.0%				959,120

TOTAL NET ASSETS - 100.0%				$97,173,127

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Core Portfolio (formerly Legg Mason ClearBridge Variable Mid Cap Core Portfolio) (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$94,268,007	—	—	$94,268,007
Short-term investments†	—	$1,946,000	—	1,946,000

Total investments	$94,268,007	$1,946,000	—	$96,214,007

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Written options. The Portfolio writes options to hedge against the risk of fluctuations in the prices of securities held by the Portfolio. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$25,828,222
Gross unrealized depreciation	(870,269)

Net unrealized appreciation	$24,957,953

During the period ended March 31, 2013, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of December 31, 2012	—	—
Options written	63	$17,525
Options closed	—	—
Options exercised	—	—
Options expired	(63)	$(17,525)

Written options, outstanding as of March 31, 2013	—	—

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At March 31, 2013, the Portfolio did not have any derivative instruments outstanding.

During the period ended March 31, 2013, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Written options†	$10,121

†	At March 31, 2013, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2013